Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Transactions with Related Parties:
4.      Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statements of operations are as follows:
	December 31, 2015	June 30, 2016
Balance Sheet
Due from related parties	$20,637	$14,359
Accrued liabilities	1,059	769
Due to related parties	$21,828	$11,265

	Six-month period ended June 30,
Statement of Operations	2015	2016
Time charter & Service revenues - commission fees	$7,366	$1,800
Voyage expenses	(3,759)	(199)
General and administrative expenses	(28,915)	(13,475)
Commissions for assets sold	-	(700)
Interest and finance costs	$(816)	$(818)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)
TMS Bulkers Ltd. - TMS Tankers Ltd.: Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010, and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers") (together, TMS Bulkers and TMS Tankers are hereinafter referred to as the "Managers"). The Managers are beneficially owned by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer.
TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($1,655 based on the Euro/U.S. Dollar exchange rate at June 30, 2016) per vessel per day, which is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($1,715 based on the Euro/U.S. Dollar exchange rate at June 30, 2016). Effective January 1, 2015, the fixed management fee was adjusted by 3% to Euro 1,591 ($1,766 based on the Euro/U.S. Dollar exchange rate at June 30, 2016). Effective January 1, 2016, the fixed management fee was adjusted by 3% to Euro 1,639 ($1,819 based on the Euro/U.S. Dollar exchange rate at June 30, 2016).
If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $555 based on the Euro/U.S. Dollar exchange rate at June 30, 2016) per day.
TMS Tankers provided comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services included operations, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers was entitled to a daily management fee per vessel of Euro 1,700 ($1,887 based on the Euro/U.S. Dollar exchange rate at June 30, 2016), payable in equal monthly installments in advance and could automatically be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($1,943 based on the Euro/U.S. Dollar exchange rate at June 30, 2016). Effective January 1, 2015, the fixed management fee was adjusted by 3% to Euro 1,804 ($2,002 based on the Euro/U.S. Dollar exchange rate at June 30, 2016). TMS Tankers was entitled to a construction supervisory fee of 10% of the budgeted supervision cost for the vessels under construction, payable up front in lieu of the fixed management fee.
Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers and (iv) reimbursement of associated legal expenses.
In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the vessel owning companies' ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination. During the six month period ended June 30, 2016, the Company did not incur any such charges.
In the event of a change of control of the vessel owning companies' ownership, the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.
Each management agreement has an initial term of five years and will be automatically renewed for a five-year period and thereafter extended in five-year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.
Transactions with TMS Bulkers and TMS Tankers in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.
During the six month period ended June 30, 2016, operating expenses amounted to $6,792, owed to TMS Bulkers, TMS Tankers and TMS Offshore were not paid by the Company but were set off against working capital owed by TMS Bulkers to the Company, according to the respective management agreements.
TMS Offshore Services Ltd.: On October 21, 2015, the Company acquired 97.44% of the issued and outstanding share capital of Nautilus Offshore Services Inc. and on November 24, 2015, acquired the remaining 2.56%, which indirectly through its subsidiaries owns six Offshore Supply Vessels. (Note 7) The vessels are managed by TMS Offshore Services Ltd. ("TMS Offshore Services"), an entity controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou. The Company's offshore support vessel-owning subsidiaries, have management agreements with TMS Offshore Services, pursuant to which TMS Offshore Services provides overall technical and crew management to the Company's Platform Supply and Oil Spill Recovery vessels. Under the management agreements, TMS Offshore is entitled to a daily management fee per vessel of Euro 1,061 ($1,178 based on the Euro/U.S. Dollar exchange rate at June 30, 2016), payable in equal monthly installments in advance and could automatically be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%.
Cardiff Drilling Inc: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig, entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling") a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by Ocean Rig. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of Ocean Rig and its subsidiaries; (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of Ocean Rig and its subsidiaries. In consideration of such services, Ocean Rig will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements, 0.75% in connection with sale and purchase activities and will also reimburse associated legal expenses. Costs from the Global Services Agreement are expensed in the unaudited interim condensed consolidated statements of operations or capitalized as being a directly attributable cost to the construction, as applicable. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties.
Cardiff Marine Inc: On January 2, 2014, the Company entered into an agreement with certain clients of Cardiff Marine Inc., a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, for the grant of seven rights of first refusal to acquire seven Newcastlemax newbuildings, should they wish to sell these vessels at some point in the future. The Company may exercise any one, several or all of the rights. Each right is valid until one day before the contractual date of delivery of each vessel. The newbuildings are scheduled for delivery during 2016 and 2017.
George Economou: As the Company's Chairman, President, Chief Executive Officer and principal shareholder, with a 16.6% shareholding as of June 30, 2016, Mr. George Economou has the ability to exert influence over the operations of the Company.
On December 30, 2015, the Company elected to convert $10,000 of the outstanding principal amount of the Secured Revolving Credit Facility (''Revolving Credit Facility'') entered with Sifnos Shareholders Inc. a company controlled by Mr. Economou, on October 21, 2015, as amended, into 4,000,000 Series B Preferred Shares of the Company, which have been adjusted following a reverse stock split ratio of 25 to 1. Each preferred share had five votes and were to be mandatorily converted into common shares of the Company on a one to one basis within three months after the issuance thereof on a date selected by the Company. On March 24, 2016, the Company entered into an agreement to increase the Revolving Credit Facility. As part of the transaction the Company also entered into a Preferred Stock Exchange Agreement to exchange the 4,000,000 Series B Preferred Shares held by the lender for $8,750. The Company subsequently cancelled the Series B Preferred Stock previously held by the lender effective March 24, 2016.
Other: On April 30, 2015, the Company through its subsidiaries, entered into ten Memoranda of Agreement with entities controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, for the sale of four Suezmax tankers and six Aframax tankers (Note 6). On September 9, 2015, the Company entered into sales agreements with entities controlled by Mr. George Economou for the sale of 14 vessel owning companies (owners of ten Capesize and four Panamax carriers) and three Capesize bulk carriers (Note 6).
On February 15, 2016, the Company announced that the previously disclosed sale of the vessel owning companies of its Capesize vessels, Fakarava, Rangiroa and Negonego to entities controlled by its Chairman, President and Chief Executive officer Mr. George Economou has failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company entered into new sales agreement with entities controlled by Mr. George Economou, for the sale of the above vessel owning companies for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the vessels and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. As part of the transaction the Company also transferred the amount of $12,060 to the new owners. On March 31, 2016, the shares of the vessel owning companies were delivered to their new owners.
Fabiana Services S.A.: On October 22, 2008, the Company entered into a consultancy agreement with Fabiana, a Marshall Islands entity beneficially owned by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with an effective date from February 3, 2008, as amended. Under the agreement, Fabiana provides the services of the Company's Chief Executive Officer. The term of the agreement has been amended for a period of five years commencing on February 3, 2013, unless terminated earlier in accordance with the agreement. Pursuant to the agreement, the Company is obligated to pay an annual remuneration to Fabiana. Fabiana is also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. In addition, Fabiana may terminate the agreement for good reason and in such event the Company will be obligated to pay a lump sum amount.
Azara Services S.A.: Effective from January 1, 2013, Ocean Rig entered through one of its wholly owned subsidiaries into a consultancy agreement with Azara Services S.A. ("Azara"), a Marshall Islands entity beneficially owned by the Company's Chairman, President, and Chief Executive Officer Mr. George Economou, for the provision of consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of Ocean Rig. The agreement has an initial term of five years and may be renewed or extended with the consent of both parties. Under the terms of the agreement, Ocean Rig is obligated to pay an annual remuneration to Azara. Azara is also entitled to cash or equity-based bonuses to be awarded at Ocean Rig's sole discretion. Ocean Rig may terminate the agreement for cause, as defined in the agreement, in which case Azara will not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement is terminated within three months of a change of control, as defined in the agreement, Ocean Rig will be obligated to pay a lump sum amount. Azara may terminate the agreement without cause upon three months written notice. In addition, Azara may terminate the agreement for good reason and in such event Ocean Rig will be obligated to pay a lump sum amount.
Basset Holdings Inc.: Under the consultancy agreement effective from January 1, 2015, between the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice President of the Company. The agreement has an initial term of five years and may be renewed or extended for one-year successive terms with the consent of both parties. Under the terms of the agreement, the Company is obligated to pay an annual remuneration to Basset. Basset is also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. The Company may terminate the agreement for cause, as defined in the agreement, in which case Basset will not be entitled to further payments of any kind. Upon termination of the agreement without cause, as defined in the agreement, the Company will be obligated to pay a lump sum amount. Basset may terminate the agreement without cause upon three months written notice. In addition, Basset may terminate the agreement for good reason and in such event, the Company will be obligated to pay a lump sum amount.
Effective June 1, 2012, Ocean Rig entered through one of its wholly owned subsidiaries into a consultancy agreement with Basset, for the provision of the services of Ocean Rig's Executive Vice President. The agreement has an initial term of five years and may be renewed or extended for one-year successive terms with the consent of both parties. Under the terms of the agreement, Ocean Rig is obligated to pay an annual remuneration to Basset. Basset is also entitled to cash or equity-based bonuses to be awarded at the Ocean Rig's sole discretion. Ocean Rig may terminate the agreement for cause, as defined in the agreement, in which case Basset will not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement is terminated within three months of a change of control, as defined in the agreement, Ocean Rig will be obligated to pay a lump sum amount. Basset may terminate the agreement without cause upon three months written notice. In addition, Basset may terminate the agreement for good reason and in such event, Ocean Rig will be obligated to pay a lump sum amount.
Basset is also the owner of 114,286 shares of Ocean Rig's common stock, as of June 30, 2016.
Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's Executive Vice President, Mr. Antony Kandylidis, is the owner of 1,570,226 shares of Ocean Rig's common stock, as of June 30, 2016.
Cardiff Tankers Inc.: Under certain charter agreements for the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, provided services related to the sourcing, negotiation and execution of charters, for which it was entitled to a 1.25% commission on charter hire earned by those tankers.
Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between the Company and Vivid Finance Limited ("Vivid"), a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; or (ii) at any time by the mutual agreement of the parties. Effective January 1, 2013, the Company amended its agreement with Vivid to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries. In essence, post-amendment, the consultancy agreement between DryShips and Vivid is in effect for the Company's drybulk and offshore support shipping segments only.
Effective January 1, 2013, Ocean Rig Management, a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between the Company and Vivid, this fee was paid by the Company. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties and, (ii) at any time by the mutual agreement of the parties.

Ocean Rig: On November 18, 2014, the Company entered into a $120,000 Exchangeable Promissory Note (the "Note") with a subsidiary of its former subsidiary Ocean Rig. The Note from Ocean Rig to the Company bore interest at a LIBOR plus margin rate and was due in May 2016.  On June 4, 2015, the Company and Ocean Rig signed an amendment under the $120,000 Note to, among other things, partially exchange $40,000 of the Note for 4,444,444 of Ocean Rig's shares owned by the Company, amend the interest of the Note and pledge to Ocean Rig 20,555,556 of Ocean Rig shares owned by the Company. On August 13, 2015, the Company reached an agreement with Ocean Rig and exchanged the remaining outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Note for 17,777,778 shares of Ocean Rig previously owned by the Company. The remaining 2,777,778 shares of Ocean Rig, which were pledged, were released and returned to the Company.
On March 29, 2016, the Company entered into 60 day time charter agreements for the offshore support vessels Crescendo and Jubilee with a subsidiary of Ocean Rig, to assist with the stacking of Ocean Rig's drilling units in Las Palmas.
On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911. The sale proceeds were used to partly reduce the outstanding amount under the Revolving Credit Facility provided to the Company by an entity controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou and for general corporate purposes. In addition, the Company reached an agreement under the secured revolving credit facility with Sifnos Shareholders Inc. whereby the lender agreed to, among other things release its lien over the Ocean Rig shares. This transaction was approved by the disinterested members of the Company's Board of Directors on the basis of a fairness opinion. As of April 5, 2016, the Company no longer holds any equity interest in Ocean Rig.
Sifnos Shareholders Inc.: On October 21, 2015, as amended on November 11, 2015, the Company entered into a secured revolving credit facility (''Revolving Credit Facility'') of up to $60,000 with an entity controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, for general working capital purposes. The Revolving Credit Facility is secured by the shares that the Company holds in Nautilus Offshore Services Inc. and by a first priority mortgage over one Panamax dry-bulk carrier. The Revolving Credit Facility has a tenor of three years. Under this agreement, the lender has the right to convert a portion of the outstanding Revolving Credit Facility into shares of the Company's common stock or into shares of common stock of Ocean Rig held by the Company. The conversion will be based on the volume weighted average price of either stock plus a premium. Furthermore, the Company, as the borrower under this agreement, had the right to convert $10,000 of the outstanding Revolving Credit Facility into 4,000,000 preferred shares of the Company. On October 21, 2015 and December 22, 2015, the Company drew down the amounts of $20,000 and $10,000, respectively under the Revolving Credit Facility. On December 30, 2015, the Company exercised its right to convert $10,000 of the outstanding principal amount of the Revolving Credit Facility into 4,000,000 shares of Series B Preferred Stock of the Company.
Each share of Series B Preferred Stock had the right to vote with the common shares on all matters on which the common shares were entitled to vote as a single class and the shares of Series B Preferred Stock had five votes per share. The shares of Series B Preferred Stock were to be mandatorily converted into common shares of DryShips on a one to one basis within three months after the issuance thereof or any earlier date selected by the Company in its sole discretion.
On March 24, 2016, the Company entered into an agreement to increase the Revolving Credit Facility. The Revolving Credit Facility was amended to increase the maximum available amount by $10,000 to $70,000, to give the Company an option to extend the maturity of the facility by 12 months to October 21, 2019 and to cancel the option of the lender to convert the outstanding Revolving Credit Facility to the Company's common stock.
Additionally, subject to the lender's prior written consent, the Company has the right to convert $8,750 of the outstanding balance of the Revolving Credit Facility into 3,500,000 preferred shares of the Company, which have a voting power of 5:1 (vis-à-vis common stock) and will mandatorily convert into common stock on a 1:1 basis within 3 months after such conversion. As part of the transaction the Company also entered into a Preferred Stock Exchange Agreement to exchange the 4,000,000 Series B Preferred Shares held by the lender for $8,750. The Company subsequently cancelled the Series B Preferred Stock previously held by the lender effective March 24, 2016.
On March 29, 2016, the Company drew down the amount of $28,000 under the secured revolving credit facility.
On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and used $45,000 from the proceeds, to partly reduce the outstanding amount under the Revolving Credit Facility. In addition, the Company reached an agreement under the Revolving Credit Facility whereby the lender agreed to, among other things (i) release its lien over the Ocean Rig shares and, (ii) waive any events of default, subject to a similar agreement being reached with the rest of the lenders to the Company, in exchange for a 40% loan to value maximum loan limit, being introduced under this facility. In addition, the interest rate under the loan was reduced to 4% plus LIBOR.
Further to the above, the outstanding balance under the Secured Revolving Credit facility as of June 30, 2016, was $11,750 and the respective deferred finance costs amounted to $499.
Dividends
On February 24, 2015, Ocean Rigs' Board of Directors declared its fourth quarterly cash dividend with respect to the quarter ended December 31, 2014, of $0.19 per common share, to Ocean Rig shareholders of record as of March 10, 2015. The dividend was paid in March 2015.
On May 6, 2015, Ocean Rig's Board of Directors declared its fifth quarterly cash dividend with respect to the quarter ended March 31, 2015, of $0.19 per common share, to Ocean Rig shareholders of record as of May 22, 2015. The dividend was paid in May 2015.
On July 29, 2015, Ocean Rig's Board of Directors decided to suspend its quarterly dividend until market conditions improve.